Consolidated Statements of Comprehensive Income or Loss - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Comprehensive Income or Loss
Net (loss) income	$ (8,807,252)	$ 45,283,824	$ 7,354,785
Items that will not be reclassified to income:
Remeasurement of post-employment benefit obligations	83,935	158,119	279,825
Open-Ended Fund, net of hedge	(741)	(131,957)	(19,718)
Publicly traded equity instruments	(698,903)	(906,658)	(123,359)
Items that may be subsequently reclassified to income:
Exchange differences on translating foreign operations	(758,835)	(143,156)	92,555
Cash flow hedges	(287,536)	395,807	1,927,601
Share of other comprehensive income of associates and joint ventures	4,278,531	4,245,546	245,714
Other comprehensive income before income taxes	2,616,451	3,617,701	2,402,618
Income taxes	(1,704,735)	(833,121)	(467,749)
Other comprehensive income	911,716	2,784,580	1,934,869
Comprehensive (loss) income	(7,895,536)	48,068,404	9,289,654
Comprehensive (loss) income attributable to:
Stockholders of the Company	(7,465,645)	47,510,294	7,990,682
Non-controlling interests	(429,891)	558,110	1,298,972
Comprehensive (loss) income	$ (7,895,536)	$ 48,068,404	$ 9,289,654